Receivables (Schedule of Receivables) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Accounts receivable	$ 894	$ 769
Less: allowance for doubtful accounts	(71)	(76)
Net trade receivables	823	693
Miscellaneous receivables	218	172
Receivables, net	$ 1,041	$ 865